Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated August 27, 2014
to the
Prospectus dated March 28, 2014
for the Gerstein Fisher Multi-Factor® Growth Equity Fund,
Gerstein Fisher Multi-Factor® International Growth Equity Fund and
Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund (the “Funds”),
each a series of Trust for Professional Managers (the “Trust”)

This supplement makes the following amendments to disclosures in the Funds’ Prospectus dated March 28, 2014.

Effective September 1, 2014, the Funds’ distributor will be GFA Securities, LLC.  All references in the Prospectus to the Funds’ current distributor, Quasar Distributors, LLC, are hereby replaced with GFA Securities, LLC.

The disclosure in the section entitled “Distribution of Fund Shares” on page 37 is amended as set forth below:

The Distributor

GFA Securities, LLC (the “Distributor”) is located at 565 Fifth Avenue, 27th Floor, New York, New York 10017, and serves as distributor and principal underwriter to the Funds.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Funds are offered on a continuous basis.

Please retain this supplement with your Prospectus

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated August 27, 2014
to the
Statement of Additional Information dated March 28, 2014
for the Gerstein Fisher Multi-Factor® Growth Equity Fund,
Gerstein Fisher Multi-Factor® International Growth Equity Fund and
Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund (the “Funds”),
each a series of Trust for Professional Managers (the “Trust”)

This supplement makes the following amendments to disclosures in the Statement of Additional Information dated March 28, 2014.

Effective September 1, 2014, the Funds’ distributor will be GFA Securities, LLC.  All references to the Funds’ current distributor, Quasar Distributors, LLC are hereby replaced with GFA Securities, LLC.

Effective July 1, 2014, the disclosure in the section entitled “Management of the Funds – Trustees and Officers” beginning on page 21 is amended as set forth below in the excerpt of the table showing the Interested Trustee and Officers of the Funds to reflect the appointment of Ms. Anita M. Zagrodnik as the Trust’s Chief Compliance Officer, Vice President and Anti-Money Laundering Officer:

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in the Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee and Officers
Joseph C. Neuberger* 615 E. Michigan St. Milwaukee, WI 53202 Age: 52	Chairperson and Trustee	Indefinite Term; Since August 22, 2001	35	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-present).	Trustee, Buffalo Funds (an open-end investment company with ten portfolios); Trustee, USA MUTUALS (an open-end investment company with two portfolios).
John P. Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 56	President and Principal Executive Officer	Indefinite Term; Since January 24, 2013	N/A	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2004-present).	N/A

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in the Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Age: 40	Vice President, Treasurer and Principal Financial and Accounting Officer	Indefinite Term; Since January 24, 2013	N/A	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2002-present).	N/A
Rachel A. Spearo 615 E. Michigan St. Milwaukee, WI 53202 Age: 34	Secretary	Indefinite Term; Since November 15, 2005	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2004-present).	N/A
Anita M. Zagrodnik 615 E. Michigan St. Milwaukee, WI 53202 Age: 54	Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Indefinite Term; Effective July 1, 2014	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC, (January 2014- present); Senior Vice President, Ariel Investments, LLC, (2010-2013); Vice President, Ariel Investments, LLC, (2003-2010).	N/A
Jesse J. Schmitting 615 E. Michigan St. Milwaukee, WI 53202 Age: 32	Assistant Treasurer	Indefinite Term; Since July 21, 2011	N/A	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2008-present).	N/A
*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC (“Quasar”), who acts as principal underwriter to several series of the Trust, but not the Gerstein Fisher Funds.

The section entitled “Management of the Fund – The Role of the Board of Trustees” on page 24 is amended as set forth below:

The Trust’s Chairperson, Mr. Neuberger, is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of Quasar, which acts as principal underwriter to several series of the Trust, but not the Gerstein Fisher Funds.  Mr. Neuberger also serves as Executive Vice President of U.S. Bancorp Fund Services, LLC, the Fund’s administrator (the “Administrator” or “USBFS”).  The Trust has not appointed a lead Independent Trustee.

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The section entitled “Distribution of Fund Shares” on page 32 is amended as set forth below:

The Trust, on behalf of the Funds, has entered into a distribution agreement (the “Distribution Agreement”) with GFA Securities, LLC, 565 Fifth Avenue, 27th Floor, New York, New York 10017 (the “Distributor”) pursuant to which the Distributor acts as the Funds’ principal underwriter, provides certain administration services and promotes and arranges for the sale of the Funds’ shares.  The offering of the Funds’ shares is continuous and the Distributor distributes the Funds’ shares on a best efforts basis.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distribution Agreement has an initial term of up to two years and continues in effect only if its continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Funds’ outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without payment of any penalty by the Trust, on behalf of the Funds, on 60 days’ written notice when authorized either by a majority vote of the outstanding voting securities of the Funds or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice.  The Distribution Agreement will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

During the last fiscal year, the Distributor did not receive any net underwriting commissions on the sale of the Funds’ shares.

The second paragraph in the section entitled “Anti-Money Laundering Compliance Program” beginning on page 36 is amended as set forth below:

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.  Ms. Anita M. Zagrodnik has been designated as the Trust’s Anti-Money Laundering Compliance Officer.

Please retain this supplement with your Statement of Additional Information

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